SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 708,533		$ 708,533		$ 1,006,779	$ 1,139,760
Federal Deposit Insurance Corporation Premium Expense			250,000		250,000
Net Income (Loss) Attributable to Parent	(4,236,358)	$ (3,273,634)	(8,264,948)	$ (6,607,373)	(13,094,501)	(15,635,575)
Net Cash Provided by (Used in) Operating Activities			(7,185,593)	$ (6,134,195)	(10,540,421)	(11,279,911)
Retained Earnings (Accumulated Deficit)	$ (178,955,899)		$ (178,955,899)		(170,690,951)	(156,527,826)
Payments of Financing Costs					374,240
Other Current Assets [Member]
Debt Issuance Costs, Current, Net					$ 0	$ 312,415